FINANCIAL INSTRUMENTS - Cash Flow Hedge Gains (Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other current assets
Effective portion of change in fair value of hedging instruments	$ 8	$ (16)
Amount of gain (loss) transferred from OCI into income (effective portion)	2	(23)
Cash flow hedge
Other current assets
Effective portion of change in fair value of hedging instruments	20	(19)
Amount of gain (loss) transferred from OCI into income (effective portion)	5	(27)
Amount of gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)	0	5
Cash flow hedge | Interest rate contracts
Other current assets
Effective portion of change in fair value of hedging instruments	(1)	(1)
Cash flow hedge | Interest rate contracts | Finance income/ finance costs
Other current assets
Amount of gain (loss) transferred from OCI into income (effective portion)	(3)	(3)
Cash flow hedge | Commodity contracts
Other current assets
Effective portion of change in fair value of hedging instruments	21	(18)
Cash flow hedge | Commodity contracts | Revenue/cost of sales
Other current assets
Amount of gain (loss) transferred from OCI into income (effective portion)	8	(24)
Derivative Instruments Not Designated as Hedging
Other current assets
Amount of gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)	0	(5)
Derivative Instruments Not Designated as Hedging | Interest rate contracts
Other current assets
Amount of gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)	0	0
Derivative Instruments Not Designated as Hedging | Commodity contracts
Other current assets
Amount of gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)	$ 0	$ (5)